Other Comprehensive Income/(Loss)	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income/(Loss)

6.	Other Comprehensive Income/(Loss)

The components and changes in Accumulated other comprehensive income/(loss) follow:

	NET UNREALIZED GAINS/(LOSSES)			BENEFIT PLANS
(MILLIONS OF DOLLARS)	CURRENCY TRANSLATION ADJUSTMENT AND OTHER	DERIVATIVE FINANCIAL INSTRUMENTS	AVAILABLE FOR-SALE SECURITIES	ACTUARIAL GAINS/ (LOSSES)	PRIOR SERVICE (COSTS)/ CREDITS AND OTHER	ACCUMULATED OTHER COMPREHENSIVE INCOME/(LOSS)

Balance, January 1, 2009	$(1,389)	$ 28	$ (86)	$(3,132)	$ 10	$(4,569)

Other comprehensive income/(loss)—Pfizer Inc.(a):
Foreign currency translation adjustments	4,978	—	—	—	—	4,978
Unrealized holding gains	—	291	576	—	—	867
Reclassification adjustments to income(b)	5	(299)	(143)	—	—	(437)
Actuarial gains/(losses) and other benefit plan items	—	—	—	(701)	154	(547)
Amortization of actuarial losses and other benefit plan items	—	—	—	291	(6)	285
Curtailments and settlements—net	—	—	—	390	(5)	385
Other	2	—	—	(196)	(3)	(197)
Income taxes	(46)	(14)	(78)	(19)	(56)	(213)
						5,121

Balance, December 31, 2009	3,550	6	269	(3,367)	94	552

Other comprehensive income/(loss)—Pfizer Inc.(a):
Foreign currency translation adjustments	(3,544)	—	—	—	—	(3,544)
Unrealized holding gains/(losses)	—	(1,043)	7	—	—	(1,036)
Reclassification adjustments to income(b)	(7)	702	(141)	—	—	554
Actuarial gains/(losses) and other benefit plan items	—	—	—	(1,426)	550	(876)
Amortization of actuarial losses and other benefit plan items	—	—	—	262	(42)	220
Curtailments and settlements—net	—	—	—	266	(49)	217
Other	5	—	—	88	5	98
Income taxes	165	127	22	230	(169)	375
						(3,992)

Balance, December 31, 2010	169	(208)	157	(3,947)	389	(3,440)

Other comprehensive income/(loss)––Pfizer Inc.(a):
Foreign currency translation adjustments	837	—	—	—	—	837
Unrealized holding losses	—	(502)	(143)	—	—	(645)
Reclassification adjustments to income(b)	(127)	239	15	—	—	127
Actuarial gains/(losses) and other benefit plan items	—	—	—	(2,459)	106	(2,353)
Amortization of actuarial losses and other benefit plan items	—	—	—	284	(69)	215
Curtailments and settlements—net	—	—	—	355	(91)	264
Other	4	—	—	(100)	3	(93)
Income taxes	61	110	17	747	24	959
						(689)

Balance, December 31, 2011	$ 944	$ (361)	$ 46	$(5,120)	$ 362	$(4,129)

(a)	Amounts do not include adjustments attributable to noncontrolling interests of $45 million loss in 2011, $5 million income in 2010 and $6 million income in 2009.
(b)	The currency translation adjustments reclassified to income resulted from the sale of legal entities.

Income taxes are not provided for foreign currency translation relating to permanent investments in international subsidiaries.

As of December 31, 2011, we estimate that we will reclassify into 2012 income the following pre-tax amounts currently held in Accumulated other comprehensive income/(loss): $21 million of the unrealized holding gains on derivative financial instruments; $466 million of actuarial losses related to benefit plan obligations and plan assets and other benefit plan items; and $75 million of prior service credits primarily related to benefit plan amendments.